LEBENTHAL FUNDS, INC.

SEMI-ANNUAL REPORT
MAY 31, 1997
(UNAUDITED)



LEBENTHAL FUNDS, INC.
120 BROADWAY, NEW YORK, NY 10271
212-425-6116
OUTSIDE NYC TOLL FREE 1-800-221-5822
_______________________________________________________________________________

Dear Shareholder:

The Lebenthal bond funds continue to do very well versus their peer funds. For rolling twelve-month periods, for the 26 months ended May 31, 1997, of the 91 New York funds followed by Lipper Analytical Services, Inc. (Lipper), the $122.4 million Lebenthal New York Fund was the best performing fund for 14 months, the second best performing fund for 5 months, the third best for 1 month, and the fourth best for 2 months.

The total return statistics of the Lebenthal funds for the year ended May 31, 1997, were: 8.99% for the New York Fund, 9.04% for the New Jersey Fund, and 9.31% for the Taxable Municipal bond fund. These figures do not reflect the maximum 4.5% sales charge. Taking that into account, an investor who put $1,000 into each of the funds on June 1, 1996, reinvested the monthly dividends, and sold on May 31, 1997, would have offset the full sales charge and still have received $1,035.54 from the New York Fund, $1,040.90 from the New Jersey Fund, and $1,044.30 from the Taxable Municipal Fund.

The performance records of the $5.2 million New Jersey and $14.0 million Taxable Municipal funds relative to their peers have also been excellent. For rolling twelve-month periods, for the 12 months ended May 31 that the Lebenthal New Jersey Fund has been followed by Lipper, it was ranked #1 for 5 months and #2 for 2 months--out of 55 peer funds. Again, for rolling twelve-month periods, for the 12 months that the Taxable Municipal Bond Fund has been followed by Lipper, out of the 122 funds listed as being peer funds, it was ranked in the top quartile nine times.

We are also exceptionally pleased with the 25.72% and 43.60% total returns (without load and not annualized) of the Lebenthal New York Fund for the three year and five year periods ended May 31, 1997. May was the third consecutive month that the Fund's three year return was the best of its 63 peer funds. For five year periods, the Fund was ranked #3 in May, #1 in March and April, and #2 in February--out of 43 peer funds.

The total return of each fund, assuming payment of a full 4.5% load, from inception through May 31, 1997, was (a) 48.40% for The Lebenthal New York Municipal Bond Fund (June 24, 1991); (b) 8.12% for The Lebenthal New Jersey Bond Fund (December 1, 1993); and (c) 18.98% for The Lebenthal Taxable Municipal Bond Fund (December 1, 1993).

The SEC yields of the three funds at their May 31, 1997, offering prices were:
New York, 4.82%; New Jersey, 4.99%; and Taxable Municipal, 7.12%. The definition of SEC yield is the annualized current return for the 30-day period prior to a named date divided by the average public offering price for the same period.

We have been managing each of our funds conservatively and with caution fearing that bond market participants and the Fed may again choose to focus on the increased inflation that could result from our powerfully growing economy. Thus, we are continuing to follow the same strategy that has thus far allowed us to outperform most of our peer funds, i.e., stay fully invested in high-quality, liquid instruments with current or premium coupons. Because we have learned that successfully forecasting interest-rate inflection points is almost impossible, we almost always stay fully invested. We also believe that you want us to stay invested in bonds--or you wouldn't have invested in a bond fund.

Please be mindful that the information and statistics included in this commentary are not guaranteed. However, they have been obtained from reliable sources and are believed to be accurate.

We thank you for the opportunity to be of service.

Very truly yours,


James L. Gammon




LEBENTHAL NEW YORK MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS
MAY 31, 1997 (UNAUDITED)
_______________________________________________________________________________

                                                                                                                RATINGS
                                                                                                          ------------------
     FACE                                                                                       VALUE               STANDARD
    AMOUNT                                                                                    (NOTE 1)     MOODY'S  & POOR'S
------------                                                                                -----------   --------  --------
MUNICIPAL BONDS (98.34%)
----------------------------------------------------------------------------------------------------------------------------
$  1,285,000  Monroe County, New York IDA Civic Facility (DePaul Community Facility),
              6.50%, due 02/01/24, (SONYMA Insured)                                         $ 1,369,900       Aa
   4,400,000  New York, New York - Series 1, 6.25%, due 04/15/27, (FHA Insured)               4,473,392      Baa1      BBB+
   1,670,000  New York, New York - Series C, General Obligation, 7.25%, due 08/15/24          1,786,666      Baa1      BBB+
   1,265,000  New York, New York - Series L, 5.20%, due 08/01/08                              1,267,454       Aaa      AAA
     750,000  New York, New York - Series L, 5.375% due 08/01/11                                743,708       Aaa      AAA
   2,400,000  New York State Dormitory Authority, 7.40%, due 08/01/30, (FHA Insured)          2,634,144       Aa2      AAA
   7,160,000  New York State Dormitory Authority (Highlands Center),
              6.60%, due 02/01/34, (FHA Insured)                                              7,588,311                 AA
   4,000,000  New York State Dormitory Authority (Menorah Nursing Home),
              6.10%, due 02/01/37                                                             4,052,920                AAA
   2,330,000  New York State Dormitory Authority (Presbyterian Residential Community),
              6.50%, due 08/01/34, (FHA Insured)                                              2,449,576                 AA
     750,000  New York State Dormitory Authority (State University Educational Facilities),
              7.00%, due 05/15/16                                                               800,078      Baa1      BBB+
   3,900,000  New York State Dormitory Authority (Nottingham Retirement Community),
              6.125%, due 07/01/25, (SONYMA Insured)                                          4,013,529       Aa
   3,500,000  New York State Dormitory Authority (Jewish Geriatric - Long Island),
              7.35%, due 08/01/29, (FHA Insured)                                              3,897,740                AAA
   5,190,000  New York State Dormitory Authority (Niagara Frontier Home),
              6.40%, due 02/01/35, (FHA Insured)                                              5,425,315                 AA
   4,755,000  New York State Dormitory Authority (Geneva Nursing Home II),
              6.20%, due 08/01/35, (FHA Insured)                                              4,862,463                 AA
   5,750,000  New York State Dormitory Authority (St. Johns Health),
              6.25%, due 02/01/36, (FHA Insured)                                              5,884,205                 AA
   2,730,000  New York State Dormitory Authority (Jewish Home of Central New York),
              6.25%, due 07/01/25, (MBIA Insured)                                             2,861,122       Aaa
   2,400,000  New York State Dormitory Authority (W K Nursing Home Corporation),
              6.125%, due 02/01/36, (FHA Insured)                                             2,437,584                AAA
   3,000,000  New York State Dormitory Authority (New York Methodist Hospital),
              6.05%, due 02/01/34, (AMBAC Insured)                                            3,073,140       Aaa      AAA
     750,000  New York State Dormitory Authority (Grace Manor Health Care Facility),
              6.15%, due 07/01/18, (SONYMA Insured)                                             766,890       Aa2
   1,000,000  New York State Dormitory Authority (St. Lukes Home Residential Health),
              6.375%, due 08/01/35, (FHA Insured)                                             1,038,160                 AA


See Notes to Financial Statements.




LEBENTHAL NEW YORK MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MAY 31, 1997 (UNAUDITED)
_______________________________________________________________________________

                                                                                                                RATINGS
                                                                                                          ------------------
     FACE                                                                                       VALUE               STANDARD
    AMOUNT                                                                                    (NOTE 1)     MOODY'S  & POOR'S
------------                                                                                -----------   --------  --------
MUNICIPAL BONDS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
$  1,000,000  New York State Energy Research & Development Authority -
              Industrial Development & Pollution Control (Brooklyn Union and Gas),
              6.75%, due 02/01/24, (MBIA Insured)                                           $ 1,078,080       Aaa      AAA
   6,000,000  New York State Energy Research & Development Authority -
              Electric Facilities - (Consolidated Edison Company of New York),
              6.75%, due 01/15/27                                                             6,318,480       A1        A+
   1,000,000  New York State Energy Research & Development Authority -
              Electric Facilities - (Long Island Lighting), 7.15%, due 02/01/22               1,061,510       Ba3      BB+
     500,000  New York State Energy Research & Development Authority -
              Pollution Control - (Niagara Mohawk Power Corporation),
              6.625%, due 10/01/13, (FGIC Insured)                                              538,945       Aaa      AAA
   1,750,000  New York State Medical Hospital Nursing Facilities Finance Agency,
              6.60%, due 02/15/31, (FHA Insured)                                              1,846,950                AAA
   1,500,000  New York State Housing Finance Agency MHRB - Series C,
              6.50%, due 08/15/24, (FHA Insured)                                              1,544,970       Aa2      AAA
   2,000,000  New York State Housing Finance Agency MHRB - Series D
              6.10%, due 11/15/36, (FHA Insured)                                              2,027,920                AAA
   2,000,000  New York State Housing Finance Agency (Housing Project Meeting-Series A),
              6.125%, due 11/01/20, (FSA Insured)                                             2,030,900       Aaa      AAA
   2,515,000  New York State Housing Finance Agency
              (Multi-family Housing Meeting - Series C),
              6.10%, due 08/15/28, (SONYMA Insured)                                           2,551,493       Aa2
   3,400,000  New York State Housing Finance Agency (Phillips Village Project-Series A),
              7.75%, due 08/15/17, (FHA/SONYMA Insured)                                       3,752,274       A2
   6,750,000  New York State Medical Care Facilities Finance Agency - Series B,
              6.60%, due 08/15/34, (FHA Insured)                                              7,155,000       Aa2       AA
   60,000     New York State Medical Care Facilities Finance Agency, Mental Health,
              7.30%, due 02/15/21                                                                65,859      Baa1      BBB+
   5,300,000  New York State Medical Care Facilities Finance Agency,
              6.90%, due 08/15/34, (AMBAC/FHA Insured)                                        5,844,363       Aaa      AAA
   6,950,000  New York State Medical Care Facilities Finance Agency - Series C,
              6.375%, due 08/15/29, (FHA Insured)                                             7,227,027       Aa2        AA
   500,000    New York State Medical Care Facilities Finance Agency
              (New York Downtown Hospital - Series A), 6.70%, due 02/15/12                      524,400       Baa       BBB
   2,600,000  New York State Medical Care Facilities Finance Agency
              (New York Downtown Hospital - Series A), 6.80%, due 02/15/20                    2,730,182       Baa       BBB


See Notes to Financial Statements.




LEBENTHAL NEW YORK MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MAY 31, 1997 (UNAUDITED)
_______________________________________________________________________________

                                                                                                                RATINGS
                                                                                                          ------------------
     FACE                                                                                       VALUE               STANDARD
    AMOUNT                                                                                    (NOTE 1)     MOODY'S  & POOR'S
------------                                                                               ------------   --------  --------
MUNICIPAL BONDS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
$  2,505,000  New York State Medical Care Facilities Finance Agency
              (Mortgage Project - Series A), 6.50%, due 02/15/35, (FHA Insured)            $  2,643,026       Aa2        AA
   2,000,000  New York State Medical Care Facilities Finance Agency
              (Brookdale Hospital Medical Center - Series A), 6.80%, due 08/15/12             2,112,140       Baa       BBB
   2,550,000  New York State Medical Care Facilities Finance Agency
              (Brookdale Hospital Medical Center - Series A), 6.85%, due 02/15/17             2,693,614       Baa       BBB
   5,000,000  New York State Medical Care Facilities Finance Agency
              (Mortgage Project - Series D), 6.375%, due 02/15/35, (FHA Insured)              5,191,300       Aa2        AA

              TOTAL MUNICIPAL BONDS (COST $114,516,473)                                     120,364,730


COMMERCIAL PAPER (1.11%)
----------------------------------------------------------------------------------------------------------------------------
     156,000  Ford Motor Credit Company, 5.45%, due 06/10/97                                    156,000
     290,000  Ford Motor Credit Company, 5.52%, due 06/10/97                                    290,000
     615,000  New York, New York A-5, 5.00%, due 08/01/97                                       615,000
     300,000  New York, New York City Municipal Water Finance Authority, Water and
              Sewer Systems Revenue Adjustment - Series A, 5.00%, due 06/15/25                  300,000

              TOTAL COMMERCIAL PAPER(COST $1,361,000)                                         1,361,000


   SHARES
------------
CLOSED-END FUNDS (.57%)
----------------------------------------------------------------------------------------------------------------------------
         500  Blackrock New York Investment Quality Municipal Trust                               6,781
      49,801  Muniyield New York Insured Fund II                                                690,989

              TOTAL CLOSED END FUNDS (COST $684,722)                                            697,770
              TOTAL INVESTMENTS (100.02%)(COST $116,562,195#)                               122,423,500
              CASH AND OTHER ASSETS, NET OF LIABILITIES (-.02%)                                 (26,638)
              NET ASSETS (100.00%)                                                         $122,396,862


#  Aggregate cost for federal income tax purposes is $116,562,195.

   Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $5,861,305 and $0 respectively, resulting in net unrealized appreciation of $5,861,305.

KEY:
AMBAC   =  Ambac Indemnity Corporation
FGIC    =  Federal Guaranty Insurance Corporation
FHA     =  Federal Housing Administration
FSA     =  Financial Security Assurance, Inc.
MBIA    =  Municipal Bond Insurance Association
MHRB    =  Multi-family Housing Revenue Bond
SONYMA  =  State of New York Mortgage Agency


See Notes to Financial Statements.




LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS
MAY 31, 1997 (UNAUDITED)
_______________________________________________________________________________

                                                                                                                RATINGS
                                                                                                          ------------------
     FACE                                                                                       VALUE               STANDARD
    AMOUNT                                                                                    (NOTE 1)     MOODY'S  & POOR'S
------------                                                                               ------------   --------  --------
MUNICIPAL BONDS (101.27%)
----------------------------------------------------------------------------------------------------------------------------
$    125,000  Cape May County, New Jersey Industrial Pollution Control Financing
              Authority Atlantic City Electric Company Project A, 7.20%, due 11/01/29,
              (MBIA Insured)                                                                $   139,793       Aaa       AAA
     250,000  Casino Reinvestment Development Authority of New Jersey
              Parking Fee Revenue - Series A, 5.25%, due 10/01/14                               241,968       Aaa       AAA
     250,000  Essex County, New Jersey Import Authority County Correctional
              Facility - Series A, 5.70%, due 01/01/27                                          249,773       Aaa       AAA
      70,000  Essex County, New Jersey Import Authority Orange School District-Series A,
              6.95%, due 07/01/14, (MBIA Insured)                                                78,676       Aaa       AAA
     100,000  Irvington, New Jersey Housing & Mortgage Finance Authority,
              6.50%, due 02/01/24, (FHA Insured)                                                103,263                 AAA
     300,000  Middlesex County New Jersey Import Authority, 5.90%, due 9/15/21                  304,167       A1         A+
     100,000  New Jersey Economic Development Authority, Economic Development
              Revenue - American Airlines Inc. Project, 7.10%, due 11/01/31                     106,874      Baa2       BB+
     250,000  New Jersey Economic Development Authority,
              Economic Development Revenue - Bancroft Incorporated Obligation Group,
              6.05%, due 12/01/25, (Connie Lee Insured)                                         255,258                 AAA
     150,000  New Jersey Economic Development Authority, Economic Development
              Revenue Refunding - Burlington Coat Factory, LOC First Fidelity Bank,
              6.125%, due 09/01/10                                                              156,863       Aa3
     150,000  New Jersey Economic Development Authority, Economic Development
              Revenue - W.Y. Urban Holding Company, LOC NatWest Bank, Jersey City,
              6.50%, due 06/01/15                                                               157,680                  A
     200,000  New Jersey Economic Development Authority, Economic Development
              Revenue Health Village Project, LOC First Union, 6.00%, due 05/01/16              202,838                  A+
     100,000  New Jersey Economic Development Authority, Pollution Control Revenue
              PSE&G Co. Project, 6.40%, due 05/01/32, (MBIA Insured)                            104,836       Aaa       AAA
     100,000  New Jersey Economic Development Authority, Water Facilities Revenue
              Project A, 6.875%, due 11/01/34, (FGIC Insured)                                   109,552       Aaa       AAA
     100,000  New Jersey Economic Development Authority Revenue Sewer Facilities -
              Anheuser-Busch Project, 5.85%, due 12/01/30                                        97,423       A1         A+
      85,000  New Jersey Health Care Facilities Financing Authority - Irvington General
              Hospital Issue - Series 1994, 6.40%, due 08/01/25, (FHA Insured)                   89,195                 AAA
     125,000  New Jersey Health Care Facilities Financing Authority - General
              Hospital Center at Passaic, 6.75%, due 07/01/19, (FSA Insured)                    136,456       Aaa       AAA
     100,000  New Jersey Health Care Facilities Financing Authority Revenue Monmouth
              Medical Center Issue - Series C, 6.25%, due 7/01/24 (FSA Insured)                 105,155       Aaa       AAA


See Notes to Financial Statements.




LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MAY 31, 1997 (UNAUDITED)
_______________________________________________________________________________

                                                                                                                RATINGS
                                                                                                          ------------------
     FACE                                                                                       VALUE               STANDARD
    AMOUNT                                                                                    (NOTE 1)     MOODY'S  & POOR'S
------------                                                                                -----------   --------  --------
MUNICIPAL BONDS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
$    150,000  New Jersey Health Care Facilities Financing Authority Revenue
              St. Joseph's Hospital & Medical Center, 6.00%, due 7/01/26
              (Connie Lee Insured)                                                          $   153,653                 AAA
     100,000  New Jersey Economic Development Authority Revenue Economic
              Growth - Series D, LOC NatWest Bank, Jersey City, 6.55%, due 08/01/14             104,326                  A
     150,000  New Jersey State Education Facilities Authority - Trenton State
              College - Series E, 6.00%, due 07/01/19, (AMBAC Insured)                          154,079       Aaa       AAA
     100,000  New Jersey State Education Facilities Authority - New Jersey
              Institute Technology Issue - Series A, 6.00%, due 07/01/24, (MBIA Insured)        103,316       Aaa       AAA
     250,000  New Jersey State Higher Education Assistance Authority - Student Loan
              Revenue - Loan Program - Series A, 5.80%, due 06/01/16, (MBIA Insured)            250,403       Aaa       AAA
     125,000  New Jersey State Housing & Mortgage Finance Agency MHRB
              Refunding - Presidential Plaza, 7.00%, due 05/01/30, (FHA Insured)                133,921                 AAA
     300,000  New Jersey State Housing & Mortgage Finance Agency MHRB
              Series A, 6.05%, due 11/01/20, (AMBAC Insured)                                    305,127       Aaa       AAA
     100,000  New Jersey State Housing & Mortgage Finance Agency MHRB
              Series A, 6.25%, due 05/01/28 (AMBAC Insured)                                     101,895       Aaa       AAA
     125,000  New Jersey State Housing & Mortgage Finance Agency Revenue Housing -
              Series A, HUD Section 8, 6.95%, due 11/01/13                                      133,510                  A+
     150,000  New Jersey State Housing & Mortgage Finance Agency - Home
              Buyers - Series O, 6.35%, due 10/01/27, (MBIA Insured), Subject to AMT            153,753       Aaa       AAA
     140,000  Newark, New Jersey Housing Finance Corporation Mortgage Revenue,
              Refunding - HUD Section 8-Manor Apartments-A, 7.50%, due 02/15/24,
              (FHA Insured)                                                                     151,554                 AAA
     800,000  Port Authority of New York & New Jersey Special Obligation
              Revenue JFK International Air Terminal - Series 6,
              5.75%, due 12/01/22, (MBIA Insured)                                               793,656       Aaa       AAA
     100,000  Puerto Rico Housing Bank & Finance Agency Single Family Mortgage
              Affordable Housing Mortgage - Portfolio I, 6.25%,
              due 04/01/29, (GNMA/FNMA/FHLMA Insured), Subject to AMT                           101,454       Aaa       AAA

              TOTAL MUNICIPAL BONDS (Cost $5,088,014)                                         5,280,417


COMMERCIAL PAPER (4.76%)
----------------------------------------------------------------------------------------------------------------------------
     248,000  Ford Motor Credit Company, 5.36%, due 06/02/97                                    248,000

              (COST $248,000)


See Notes to Financial Statements.




LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MAY 31, 1997 (UNAUDITED)
_______________________________________________________________________________

                                                                      VALUE
  SHARES                                                             (NOTE 1)
----------                                                         ------------
CLOSED-END FUNDS (2.03%)
-------------------------------------------------------------------------------
     1,100  Munivest New Jersey Fund                               $    14,300
     6,100  Muniyield New Jersey Fund                                   91,500

            TOTAL CLOSED-END FUNDS (COST $101,322)                     105,800
            TOTAL INVESTMENTS (108.06%)(COST $5,437,336#)            5,634,217
            CASH AND OTHER ASSETS, NET OF LIABILITIES (- 8.06%)       (419,801)
            NET ASSETS (100.00%)                                   $ 5,214,416


#  Aggregate cost for federal income tax purposes is $5,437,336.

   Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $199,458 and $2,577, respectively, resulting in net unrealized appreciation of $196,881.

KEY:
AMBAC       =  Ambac Indemnity Corporation
AMT         =  Alternative Minimum Tax
FGIC        =  Federal Guaranty Insurance Corporation
FHA         =  Federal Housing Authority
FHLMA       =  Federal Home Loan Mortgage Association
FSA         =  Financial Security Assurance, Inc.
CONNIE LEE  =  College Construction Loan Insurance Association
FNMA        =  Federal National Mortgage Association
GNMA        =  Government National Mortgage Association
HUD         =  Housing and Urban Development
LOC         =  Letter of Credit
MBIA        =  Municipal Bond Insurance Association
MHRB        =  Multi-family Housing Revenue Bond


See Notes to Financial Statements.




LEBENTHAL TAXABLE MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS
MAY 31, 1997 (UNAUDITED)
_______________________________________________________________________________

                                                                                                                RATINGS
                                                                                                          ------------------
     FACE                                                                                       VALUE               STANDARD
    AMOUNT                                                                                    (NOTE 1)     MOODY'S  & POOR'S
------------                                                                               ------------   --------  --------
MUNICIPAL BONDS (90.06%)
----------------------------------------------------------------------------------------------------------------------------
$    150,000  All Saints Health System,
              9.00%, due 08/15/24, (MBIA Insured)                                           $   161,739       Aaa       AAA
     385,000  Baltimore, Maryland - Series B, General Obligation,
              7.90%, due 10/15/16, (FGIC Insured)                                               389,143       Aaa       AAA
   1,100,000  Bastrop, Texas Economic Development Corporation, 8.00%, due 08/15/16            1,081,817                 BBB+
     100,000  Buffalo, New York - Series F, 9.05%, due 02/01/15, (AMBAC Insured)                105,114       Aaa       AAA
     240,000  California Housing Finance Agency - Series C,
              8.10%, due 02/01/37, (AMBAC Insured)                                              237,986       Aaa       AAA
   2,000,000  Compton, California Community Redevelopment Agency - Series C,
              Tax Allocation, 0.00%, due 08/01/22, (FSA Insured)                                290,780       Aaa       AAA
     150,000  Connecticut State Health and Educational Facilities, Maefair Health Care,
              9.20%, due 11/01/24                                                               165,900        A1       AA-
     125,000  Connecticut State Health and Educational Facilities, Laurelwood,
              9.36%, due 11/01/24                                                               137,526        A1       AA-
     150,000  Connecticut State Health and Educational Facilities, Shady Knoll Center,
              8.90%, due 11/01/24                                                               159,840        A1       AA-
     255,000  Connecticut State Housing Finance Authority - Series F,
              9.25%, due 05/15/27                                                               285,580       Aa3        AA
     200,000  Connecticut State Housing Finance Authority - Series G,
              7.625%, due 05/15/21                                                              193,594       Aa3        AA
     100,000  Connecticut State Development Authority - Sub series B1,
              8.50%, due 08/15/14                                                               103,655                  A+
     125,000  Conyers, Georgia Water & Sewer - Series B,
              8.75%, due 07/01/15, (AMBAC Insured)                                              132,864       Aaa       AAA
     250,000  Cuyahoga County, Ohio Economic Development - Series A,
              8.625%, due 06/01/22                                                              255,313        A
     200,000  Florida Housing Finance Agency - Taxable Housing Mariner Club,
              8.25%, due 09/01/15 (AMBAC Insured)                                               202,870       Aaa       AAA
   1,230,000  Harrisburg, Pennsylvania - Series A, General Obligation,
              0.00%, due 04/01/18, (AMBAC Insured)                                              250,244       Aaa       AAA
   1,165,000  Harrisburg, Pennsylvania - Series A, General Obligation,
              0.00%, due 04/01/19, (AMBAC Insured)                                              219,579       Aaa       AAA
     350,000  Harrison County, Mississippi - Series A, General Obligation,
              7.75%, due 04/01/16, (MBIA Insured)                                               351,162       Aaa
     150,000  Idaho Housing Agency, HUD Section 8, 8.50%, due 07/01/09                          156,252        A
     150,000  Illinois Housing Development Authority,
              8.64%, due 12/01/21, (AMBAC Insured)                                              157,637       Aaa       AAA


See Notes to Financial Statements.




LEBENTHAL TAXABLE MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MAY 31, 1997 (UNAUDITED)
_______________________________________________________________________________

                                                                                                                RATINGS
                                                                                                          ------------------
     FACE                                                                                       VALUE               STANDARD
    AMOUNT                                                                                    (NOTE 1)     MOODY'S  & POOR'S
------------                                                                                -----------   --------  --------
MUNICIPAL BONDS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
$  2,180,000  Kern County, California Pension Obligation,
              0.00%, due 08/15/18, (MBIA Insured)                                           $   423,247       Aaa       AAA
     325,000  Maryland State Community Development Administration,
              9.10%, due 05/15/10, (MHF Insured)                                                348,819       Aa3
     150,000  Memorial Health System, 8.375%, due 10/01/20, (MBIA Insured)                      155,921       Aaa       AAA
     200,000  Michigan State Housing Development Authority - Series A,
              8.30%, due 11/01/15, (AMBAC Insured)                                              211,038       Aaa       AAA
     190,000  Minnesota State Housing Finance Agency - Series A,
              8.70%, due 08/01/22                                                               194,853       Aa2        AA
      60,000  Minnesota State Housing Finance Agency - Series B,
              8.00%, due 02/01/18                                                                61,101                  AA
      50,000  Minnesota State Housing Finance Agency, Taxable-Single Family
              Mortgage - Series G, 8.05%, due 01/01/12                                           49,572       Aa2       AA+
     600,000  Mississippi Hospital Equipment and Facilities, 9.10%, due 04/01/06                607,980       Baa
      90,000  New Hampshire State Housing and Finance Authority - Series C,
              9.40%, due 07/01/14                                                                96,957       Aa2
     240,000  New Jersey State Housing and Mortgage Finance Agency - Series E,
              8.95%, due 11/01/12                                                               255,132                 AA-
     250,000  New York State Environmental Facilities - Series A, 9.625%, due 03/15/21          271,363      Baa1       BBB
     300,000  New York State Housing Finance Agency - Series B,
              8.25%, due 05/15/35, (FHA Insured)                                                302,124                 AAA
     350,000  New York State Housing Finance Agency Revenue - Taxable Multi-family
              Housing, 8.11%, due 11/15/38, (FHA Insured)                                       345,664                 AAA
     110,000  New York State Housing Finance Agency - Series B, Service Contract
              Obligation, 8.60%, due 03/15/04                                                   114,551      Baa1       BBB
     100,000  Pittsburgh, Pennsylvania Urban Redevelopment Authority,
              9.07%, due 09/01/14, (FSA Insured)                                                109,757       Aaa       AAA
     300,000  Sacramento County, California, 0.00%, due 08/15/21, (MBIA Insured)                273,843       Aaa       AAA
     120,000  Southeastern Pennsylvania Transit Authority - Series B,
              8.75%, due 03/01/20, (FGIC Insured)                                               128,405       Aaa       AAA
     300,000  Tampa, Florida Sports Authority, 8.07%, due 10/01/26, (MBIA Insured)              304,005       Aaa       AAA
     795,000  Tennesse Valley Authority, 8.625%, due 11/15/29                                   843,694       Aaa       AAA
     375,000  Texas State Department of Housing & Community Affairs - Series C1,
              7.76%, due 09/01/17, (MBIA Insured)                                               369,668       Aaa       AAA


See Notes to Financial Statements.




LEBENTHAL TAXABLE MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MAY 31, 1997 (UNAUDITED)
_______________________________________________________________________________

                                                                                                                RATINGS
                                                                                                          ------------------
     FACE                                                                                       VALUE               STANDARD
    AMOUNT                                                                                    (NOTE 1)     MOODY'S  & POOR'S
------------                                                                                -----------   --------  --------
MUNICIPAL BONDS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
$    300,000  Texas State Veterans Housing, General Obligation,
              7.35%,due 12/01/21                                                            $   281,628        Aa        AA
   1,050,000  United Nations Development Corporation,
              8.80%, due 07/01/26                                                             1,090,352        A
     365,000  Virginia State Housing Development Authority - Series A,
              Multi-family, 8.125%, due 11/01/15                                                371,227       Aa1       AA+
     350,000  Wisconsin Housing & Economic Development Authority - Series H,
              7.875%, due 03/01/26                                                              344,264       Aa2        AA

              TOTAL MUNICIPAL BONDS (COST $12,474,266)                                       12,593,760


COMMERCIAL PAPER (1.54%)
----------------------------------------------------------------------------------------------------------------------------
     215,000  Ford Motor Credit Company, 5.54%, due 06/09/97                                    215,000

              (COST $215,000)


   SHARES
------------
CLOSED-END FUNDS (4.51%)
----------------------------------------------------------------------------------------------------------------------------
      97,080  Blackrock Income Trust                                                            631,020

              TOTAL CLOSED-END FUNDS (COST $617,901)                                            631,020
              TOTAL INVESTMENTS (96.11%)(COST $13,307,167#)                                  13,439,780
              LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS (3.89%)                            544,254
              NET ASSETS (100%)                                                            $ 13,984,034


#  Aggregate cost for federal income tax purposes is $13,307,167.

   Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $294,845 and $162,232 respectively, resulting in net unrealized appreciation of $132,613.

KEY:
AMBAC  =  Ambac Indemnity Corporation
FGIC   =  Federal Guaranty Insurance Corporation
FHA    =  Federal Housing Authority
FSA    =  Financial Security Assurance, Inc.
HUD    =  Housing and Urban Development
MBIA   =  Municipal Bond Insurance Association
MHF    =  Maryland Housing Fund

See Notes to Financial Statements.




LEBENTHAL FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
MAY 31, 1997 (UNAUDITED)
_______________________________________________________________________________

                                        LEBENTHAL      LEBENTHAL     LEBENTHAL
                                         NEW YORK     NEW JERSEY       TAXABLE
                                        MUNICIPAL      MUNICIPAL     MUNICIPAL
                                        BOND FUND      BOND FUND     BOND FUND
                                      -------------  ------------  ------------
ASSETS
Investment in securities at value
  (cost $116,562,195, $5,437,336
  and $13,307,167)                    $122,423,500    $5,634,217   $13,439,780
Cash                                        25,110            --        15,211
Receivables:
  Securities sold                               --            --       310,606
  Capital shares sold                      461,485         1,469        81,295
  Interest                               2,173,964        68,339       202,428
  Due from Manager                              --        41,027        19,236
Deferred organization expenses                  --        11,628         9,382

    Total assets                       125,084,059     5,756,680    14,077,938

LIABILITIES
Payables:
  Securities purchased                   1,995,174            --            --
  Capital shares redeemed                  158,857       491,194         5,559
  Dividends declared                       341,203        14,815        54,500
  Due to custodian                              --         4,659            --
  Distribution fee payable (Note 3)         25,835            --            --
  Management fee payable (Note 2)           23,852            --            --
  Administration fee payable                35,633         1,530         4,029
  Accrued Directors' fees                    3,440           107           267
Accrued expenses and other liabilities     103,203        29,959        29,549

    Total liabilities                    2,687,197       542,264        93,904

NET ASSETS                             122,396,862     5,214,416    13,984,034

NET ASSETS CONSIST OF:
Par value                                   15,289           774         2,026
Paid in capital                        118,353,129     5,289,805    14,268,688
Undistributed investment income-net          8,544           383           305
Accumulated net realized loss on
  investments                           (1,841,405)     (273,427)     (419,598)
Unrealized appreciation on
  investments - net                      5,861,305       196,881       132,613

    Total net assets                  $122,396,862    $5,214,416   $13,984,034

Shares outstanding (Note 4)             15,289,172       774,473     2,026,361
Net asset value, and redemption
  price per share                            $8.01         $6.73         $6.90
Maximum offering price per share*            $8.39         $7.05         $7.23


* The sales charge is 4.5% of the offering price on a single sale of less than $50,000, reduced on sales of $50,000 or more and certain other sales.


See Notes to Financial Statements.




LEBENTHAL FUNDS, INC.
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)
_______________________________________________________________________________

                                        LEBENTHAL      LEBENTHAL     LEBENTHAL
                                         NEW YORK     NEW JERSEY       TAXABLE
                                        MUNICIPAL      MUNICIPAL     MUNICIPAL
                                        BOND FUND      BOND FUND     BOND FUND
                                      -------------  ------------  ------------
INVESTMENT INCOME
Income:
  Interest .                            $3,630,813    $  143,767    $  509,616
  Dividends                                124,062         8,751        46,723

    Total income                         3,754,875       152,518       556,339

Expenses:
  Management fee (Note 2)                  140,080         6,462        17,367
  Distribution fee (Note 3)                151,730         6,462        17,367
  Administration fee                        71,359         3,044         8,302
  Shareholder servicing and related
    shareholder expenses                    72,805        16,110        16,910
  Custodian fee                             12,903         1,812         2,283
  Interest                                   1,179            28         1,021
  Legal, compliance and filing fees         43,137         8,001         5,983
  Audit and accounting fees                 27,433        21,039        18,893
  Directors' fees                            7,947           319           838
  Amortization of organization
    expenses (Note 1)                           --         3,862         3,116
  Other                                     13,218         1,261         2,518

    Total expenses                         541,791        68,400        94,598

  Less:Reimbursement of expenses by
         Manager (Note 2)                       --       (39,966)      (11,219)
       Fees waived by Manager and
         Distributor (Notes 2+3)                --       (12,924)      (34,734)
       Fees paid indirectly (Note 1)        (1,607)         (383)         (305)

    Net expenses                           540,184        15,127        48,340

Net investment income                    3,214,691       137,391       507,999

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments     90,483        20,069        39,429
Change in unrealized appreciation of
  investments                           (1,369,565)      (27,622)     (502,546)
Net realized and unrealized gain/
  (loss) on investments                 (1,279,082)       (7,553)     (463,117)
Increase in net assets from operations  $1,935,609    $  129,838    $   44,882


See Notes to Financial Statements.




LEBENTHAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
_______________________________________________________________________________

                                                   LEBENTHAL NEW YORK MUNICIPAL     LEBENTHAL NEW JERSEY
                                                             BOND FUND               MUNICIPAL BOND FUND
                                                  -----------------------------  --------------------------
                                                    SIX MONTHS                   SIX MONTHS
                                                       ENDED        YEAR ENDED      ENDED       YEAR ENDED
                                                   MAY 31, 1997    NOVEMBER 30,  MAY 31,1997   NOVEMBER 30,
                                                   (UNAUDITED)         1996      (UNAUDITED)       1996
                                                  -------------  --------------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income                         $  3,214,691   $  5,915,750    $  137,391    $  230,070
    Net realized gain (loss) on investments             90,483        967,689        20,069       (14,767)
    Change in unrealized appreciation               (1,369,565)       177,568       (27,622)       48,013
  Increase in net assets from operations             1,935,609      7,061,007       129,838       263,316
  Dividends from net investment income              (3,215,599)    (5,907,035)*    (137,008)     (230,070)*
  Capital share transactions (Note 4)                1,065,539     15,455,986        39,437     1,791,020
  Capital contribution (Note 2)                             --        422,268            --            --

    Total increase (decrease)                         (214,451)    17,032,226        32,267     1,824,266

  Net assets:
    Beginning of period                            122,611,313    105,579,087     5,182,149     3,357,883
    End of period                                 $122,396,862   $122,611,313    $5,214,416    $5,182,149
  Including undistributed net investment income         $8,544          9,452           383            --


* 99.62% and 98.67% designated as exempt interest dividends for federal income tax purposes for New York Municipal Bond Fund and New Jersey Municipal Bond Fund, respectively.


See Notes to Financial Statements.




LEBENTHAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
_______________________________________________________________________________

                                                    LEBENTHAL TAXABLE MUNICIPAL
                                                             BOND FUND
                                                     --------------------------
                                                      SIX MONTHS
                                                          ENDED     YEAR ENDED
                                                     MAY 31, 1997  NOVEMBER 30,
                                                      (UNAUDITED)       1996
                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income                            $   507,999   $   899,364
    Net realized gain (loss) on investments               39,429      (222,798)
    Change in unrealized appreciation                   (502,546)      153,567
  Increase in net assets from operations                  44,882       830,133
  Dividends from net investment income                  (507,694)     (899,364)
  Capital share transactions (Note 4)                   (160,339)    5,990,459

      Total increase (decrease)                         (623,151)    5,921,228

  Net assets:
    Beginning of period                               14,607,185     8,685,957
    End of period                                    $13,984,034   $14,607,185
  Incuding undistributed net investment income               305            --


See Notes to Financial Statements.




LEBENTHAL FUNDS, INC.
FINANCIAL HIGHLIGHTS
Selected data for a share of capital stock outstanding throughout each period:
_______________________________________________________________________________

                                                                        LEBENTHAL NEW YORK
                                                                        MUNICIPAL BOND FUND
                                            -----------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED,                       YEAR ENDED NOVEMBER 30,
                                             MAY 31,1997  ---------------------------------------------------------------
                                            (UNAUDITED)       1996         1995         1994#        1993         1992
                                            ------------  -----------  -----------  -----------  -----------  -----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period           $8.09         $7.99        $6.84        $8.03        $7.54        $7.19

Income from investment operations:
Net investment income                           0.21          0.41         0.43         0.41         0.44         0.47
Net realized and unrealized gain
  (loss) on investments                        (0.08)         0.10         1.15        (1.15)        0.50         0.35
Total from investment operations                0.13          0.51         1.58        (0.74)        0.94         0.82

Less distributions:
Dividends from net investment income           (0.21)        (0.41)       (0.43)       (0.41)       (0.44)       (0.47)
Distributions from net realized gain
  on investments                                  --            --           --        (0.04)       (0.01)          --
Total distributions                            (0.21)        (0.41)       (0.43)       (0.45)       (0.45)       (0.47)
Net asset value, end of period                 $8.01         $8.09        $7.99        $6.84        $8.03        $7.54

TOTAL RETURN
  (without deduction of sales load)             1.71%         6.63%*      23.56%       (9.62%)      12.63%       11.68%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)             $122,397      $122,611     $105,579      $75,326      $80,727      $39,350
Ratios to average net assets:
  Expenses##                                    0.89%**       1.09%        0.99%        0.64%        0.20%        0.17%
  Net investment income                         5.30%         5.17%        5.63%        5.44%        5.42%        6.08%
Portfolio turnover                             29.05%        45.92%      148.88%      192.91%        7.88%        8.14%


#   Effective August 15, 1994, the investment advisor changed to Lebenthal
Asset Management, Inc.

## If the Investment Manager had not waived fees and reimbursed expenses and the Administrator and Distributor had not waived fees, the ratio of operating expenses to average net assets would have been 1.10%, 1.12%, and 1.44% for the periods ended November 30, 1994,1993, and 1992, respectively, for the New York Bond Fund.

* Includes the effect of a capital contribution from the Fund's Manager. Without the capital contribution the total return would have been 6.24%.

**  Includes fees paid indirectly of 0.03% for the New York Municipal Bond Fund.


See Notes to Financial Statements.




LEBENTHAL FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
Selected data for a share of capital stock outstanding throughout each period:
_______________________________________________________________________________

                                                 LEBENTHAL NEW JERSEY
                                                  MUNICIPAL BOND FUND
                                      -----------------------------------------
                                      SIX MONTHS
                                          ENDED       YEAR ENDED NOVEMBER 30,
                                      MAY 31,1997 -----------------------------
                                      (UNAUDITED)   1996       1995      1994#*
                                      ----------  ---------  --------  --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period    $6.74      $6.70      $5.95     $7.16

Income from investment operations:
Net investment income                    0.18       0.36       0.36      0.32
Net realized and unrealized gain
  (loss) on investments                 (0.01)      0.04       0.75     (1.21)
Total from investment operations         0.17       0.40       1.11     (0.89)

Less distributions:
Dividends from net investment income    (0.18)     (0.36)     (0.36)    (0.32)
Net asset value, end of period          $6.73      $6.74      $6.70     $5.95

TOTAL RETURN
  (without deduction of sales load)      2.57%      6.18%     19.10%   (12.70%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)        $5,214     $5,182     $3,358    $2,145
Ratios to average net assets:
  Expenses ##                            0.59%**    0.63%**    0.60%     0.60%
  Net investment income                  5.32%      5.37%      5.64%     4.97%
Portfolio turnover                      50.18%     28.56%     61.69%   291.60%


#   Effective August 15, 1994, the investment advisor changed to Lebenthal
Asset Management, Inc.

## If the Investment Manager had not waived fees and reimbursed expenses and the Administrator and Distributor had not waived fees, the ratio of operating expenses to average net assets would have been 2.65%, 3.20%, 4.13%, and 4.83% for six months ending May 31, 1997 and the periods ended November 30, 1996, 1995 and 1994, respectively, for the New Jersey Bond Fund;

*   Fund commenced operations on December 1, 1993.

**  Includes fees paid indirectly of 0.01% for the New Jersey Bond Fund.


See Notes to Financial Statements.




LEBENTHAL FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
Selected data for a share of capital stock outstanding throughout each period:
_______________________________________________________________________________

                                                   LEBENTHAL TAXABLE
                                                  MUNICIPAL BOND FUND
                                      -----------------------------------------
                                       SIX MONTHS
                                          ENDED      YEAR ENDED NOVEMBER 30,
                                      MAY 31,1997 -----------------------------
                                      (UNAUDITED)    1996      1995      1994#*
                                      ----------  --------  --------  ---------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period      $7.13     $7.22     $6.34     $7.16

Income from investment operations:
Net investment income                      0.25      0.52      0.53      0.44
Net realized and unrealized gain
  (loss) on investments                   (0.23)    (0.09)     0.88     (0.82)
Total from investment operations           0.02      0.43      1.41     (0.38)

Less distributions:
Dividends from net investment income      (0.25)    (0.52)    (0.53)    (0.44)
Net asset value, end of period            $6.90     $7.13     $7.22     $6.34

TOTAL RETURN
  (without deduction of sales load)         .38%     6.35%    23.11%    (5.45%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)         $13,984   $14,607    $8,686    $2,990
Ratios to average net assets:
  Expenses ##                              0.70%     0.61%     0.60%     0.60%
  Net investment income                    7.31%     7.34%     7.57%     6.74%
Portfolio turnover                         6.08%    44.46%    84.74%    93.73%


#   Effective August 15, 1994, the investment advisor changed to Lebenthal
Asset Management, Inc.

## If the Investment Manager had not waived fees and reimbursed expenses and the Administrator and Distributor had not waived fees, the ratio of operating expenses to average net assets would have been 1.36%, 1.63%, 2.59%, and 3.60% for six months ending May 31, 1997 and the periods ended November 30, 1996, 1995 and 1994, respectively, for the Taxable Bond Fund;

*   Fund commenced operations on December 1, 1993.


See Notes to Financial Statements.




LEBENTHAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
_______________________________________________________________________________

1. SUMMARY OF ACCOUNTING POLICIES
Lebenthal Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940 as an open-end management investment company consisting of Lebenthal New York Municipal Bond Fund (the "New York Bond Fund"), Lebenthal New Jersey Municipal Bond Fund (the "New Jersey Bond Fund") and Lebenthal Taxable Municipal Bond Fund (the "Taxable Bond Fund"). Its financial statements are prepared in accordance with generally accepted accounting principals as follows:

A) VALUATION OF SECURITIES -
Municipal obligations are stated on the basis of valuations provided by a pricing service approved by the Board of Directors, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. The valuations provided by such pricing services will be based upon fair market value determined most likely on the basis of the factors listed above. If a pricing service is not used, municipal obligations will be valued at quoted prices provided by municipal bond dealers. Other securities for which transaction prices are readily available are stated at market value (determined on the basis of the last reported sales price, or a similar means). Short-term investments that will mature in sixty (60) days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair market value as determined in good faith by the Board of Directors.

B) FEDERAL INCOME TAXES -
It is the policy of each Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax-exempt and taxable income to its shareholders. Therefore, no provision for Federal income tax is required.

C) DIVIDENDS AND DISTRIBUTIONS -
Dividends from net investment income are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments, are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

D) ORGANIZATIONAL EXPENSES -
Costs incurred in connection with the organization of each Fund and their initial registration are amortized on a straight-line basis over a five-year period from each Fund's commencement of operations.

E) GENERAL -
Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date. Premiums and original issue discounts on securities purchased are amortized over the life of the respective securities.




LEBENTHAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
_______________________________________________________________________________

SUMMARY OF ACCOUNTING POLICIES (CONTINUED)

F) FEES PAID INDIRECTLY -
Funds leaving excess cash in demand deposit accounts may receive credits which are available to offset custody expenses. The Statements of Operations report gross custody expense, and reflect the amount of such credits as a reduction in total expenses.

G) ESTIMATES -
The preparation of financial statements in conformity with generally accepted accounting principles requires the Funds to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2. INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Under the Management Contract the Funds pay a management fee to Lebenthal Asset Management, Inc. (its Manager), equal to 0.25% of each Fund's average daily net assets up to $50 million; 0.225% of such assets between $50 million and $100 million; and 0.20% of such assets in excess of $100 million. The Manager manages the portfolio of securities of each Fund and makes decisions with respect to the purchase and sale of investments. The Manager has agreed to reimburse the Fund for its expenses (exclusive of interest, taxes, brokerage, and extraordinary expenses) which in any year exceed the limits on investment company expenses prescribed by any state in which the Fund's shares are qualified for sale. For the six months ended May 31, 1997, the Manager voluntarily waived management fees of $6,462 and $17,367 for the New Jersey Bond Fund and the Taxable Bond Fund, respectively. In addition, although not required to do so, the Manager has agreed to reimburse expenses for the New Jersey Bond Fund and the Taxable Bond Fund amounting to $39,966 and $11,219, respectively.

Lebenthal & Co., Inc. retained commissions of $149,353 from the sales of shares of the Company.

The Directors of the Company who are unaffiliated with the Manager or the Distributor are paid $2,000 per annum plus $500 per meeting attended.

Included in the Statement of Changes in Net Assets of the New York Municipal Bond Fund for the year ended November 30, 1996 is a reimbursement of $422,268 from the Fund's Manager representing a loss on a security purchased in excess of a regulatory limitation.




LEBENTHAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
_______________________________________________________________________________

3. DISTRIBUTION PLAN
Pursuant to a Distribution Plan adopted under Rule 12b-1 of the Investment Company Act of 1940, the Company and Lebenthal & Co., Inc. (the Distributor) have entered into a Distribution Agreement. For its services under the Distribution Agreement, the Distributor receives from each Fund a fee equal to 0.25% of the Fund's average daily net assets. For the six months ended May 31, 1997, the Distributor voluntarily waived fees of $6,462 and $17,367 from the New Jersey Bond Fund and the Taxable Bond Fund, respectively. There were no additional expenses borne by the Company pursuant to the Distribution Plan.

4. CAPITAL STOCK
At May 31, 1997, there were 20,000,000,000 shares of $0.001 par value stock authorized. Transactions in capital stock were as follows:

                              LEBENTHAL NEW YORK       LEBENTHAL NEW YORK
                             MUNICIPAL BOND FUND       MUNICIPAL BOND FUND
                              SIX MONTHS ENDED              YEAR ENDED
                                MAY 31, 1997             NOVEMBER 30, 1996
                         --------------------------  --------------------------
                             SHARES        AMOUNT        SHARES        AMOUNT
                         ------------  ------------  ------------  ------------
Sold                         901,898   $ 7,206,485     3,470,847   $27,552,574
Issued as reinvestment
  of dividends               355,775     2,836,672       665,870     5,256,989
Redeemed                  (1,125,002)   (8,977,618)   (2,196,989)  (17,353,577)
Net increase                 132,671   $ 1,065,539     1,939,728   $15,455,986



                              LEBENTHAL NEW JERSEY      LEBENTHAL NEW JERSEY
                               MUNICIPAL BOND FUND       MUNICIPAL BOND FUND
                                SIX MONTHS ENDED              YEAR ENDED
                                  MAY 31, 1997            NOVEMBER 30, 1996
                           ------------------------  --------------------------
                             SHARES        AMOUNT        SHARES        AMOUNT
                           ----------  ------------  ------------  ------------
Sold                          77,854     $ 519,722       392,200   $ 2,608,455
Issued as reinvestment
  of dividends                17,251       115,018        31,934       211,384
Redeemed                     (89,493)     (595,303)     (156,189)   (1,028,819)
Net increase                   5,612     $  39,437       267,945   $ 1,791,020



                               LEBENTHAL TAXABLE          LEBENTHAL TAXABLE
                              MUNICIPAL BOND FUND        MUNICIPAL BOND FUND
                                SIX MONTHS ENDED             YEAR ENDED
                                  MAY 31, 1997           NOVEMBER 30, 1996
                           ------------------------  --------------------------
                             SHARES        AMOUNT        SHARES        AMOUNT
                           ----------  ------------  ------------  ------------
Sold                         227,263   $ 1,577,832     1,164,585   $ 8,169,453
Issued as reinvestment
  of dividends                51,094       353,862       102,059       708,161
Redeemed                    (301,231)   (2,092,033)     (420,759)   (2,887,155)
Net increase (decrease)      (22,872)  $  (160,339)      845,885   $ 5,990,459




LEBENTHAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
_______________________________________________________________________________

5. INVESTMENT TRANSACTIONS
Purchases of investment securities for the New York Bond Fund, the New Jersey Bond Fund, and the Taxable Bond Fund, other than short term debt obligations and government securities having maturities of one year or less, were $36,991,342, $3,055,619, and $827,474 respectively. Sales of investment securities for the New York Bond Fund, the New Jersey Bond Fund, and the Taxable Bond Fund, other than short term obligations, were $34,675,815, $2,481,567, and $1,502,983 respectively.


6. FEDERAL INCOME TAXES
Tax basis capital losses which may be carried forward to offset future capital gains through November 30, 2004 amounted to $1,927,724, $293,496 and $453,168 for the New York Bond Fund, the New Jersey Bond Fund, and the Taxable Bond Fund, respectively.


7. CONCENTRATION OF CREDIT RISK
The New York Bond Fund invests primarily in obligations of political subdivisions of the state of New York and the New Jersey Bond Fund invests primarily in obligations of political subdivisions of the state of New Jersey and accordingly these funds are subject to the risk associated with the non-performance of such issuers. Each Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of financial institutions issuing letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.




This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.


LEBENTHAL FUNDS, INC.
120 Broadway
New York, New York 10271
(212) 425-6116


DISTRIBUTOR AND SHAREHOLDER SERVICING AGENT
Lebenthal & Co., Inc.
120 Broadway
New York, New York 10271


120 BROADWAY, NEW YORK, NY 10271
(212) 425-6116
OUTSIDE OF NYC 1-800-221-5822